Investment Portfolioas of June 30, 2025 (Unaudited)
DWS Small Cap Core Fund
	Shares	Value ($)

Common Stocks 91.4%
Communication Services 6.0%
Diversified Telecommunication Services 3.9%
AST SpaceMobile, Inc.* (a)	100,000	4,673,000
IDT Corp. "B"	315,341	21,544,097
Liberty Latin America Ltd. "C"*	1,500,000	9,330,000
		35,547,097
Interactive Media & Services 1.6%
Match Group, Inc.	450,000	13,900,500
Media 0.5%
Thryv Holdings, Inc.*	390,527	4,748,808
Consumer Discretionary 9.0%
Diversified Consumer Services 5.2%
Stride, Inc.*	325,000	47,186,750
Hotels, Restaurants & Leisure 1.1%
International Game Technology PLC	500,000	7,905,000
Sweetgreen, Inc. "A"*	132,400	1,970,112
		9,875,112
Household Durables 1.5%
Installed Building Products, Inc.	55,000	9,917,600
Meritage Homes Corp.	60,000	4,018,200
		13,935,800
Leisure Products 0.3%
Peloton Interactive, Inc. "A"*	400,000	2,776,000
Specialty Retail 0.9%
Camping World Holdings, Inc. "A"	210,000	3,609,900
Group 1 Automotive, Inc.	10,000	4,367,100
		7,977,000
Consumer Staples 6.0%
Consumer Staples Distribution & Retail 2.5%
Sprouts Farmers Market, Inc.*	135,000	22,226,400
Food Products 3.5%
Cal-Maine Foods, Inc.	75,000	7,472,250
John B. Sanfilippo & Son, Inc.	150,000	9,486,000
Lancaster Colony Corp.	20,700	3,576,339
Post Holdings, Inc.*	105,000	11,448,150
		31,982,739
Energy 5.7%
Energy Equipment & Services 1.0%
Noble Corp. PLC	350,000	9,292,500

Oil, Gas & Consumable Fuels 4.7%
Antero Resources Corp.*	250,000	10,070,000
California Resources Corp.	160,000	7,307,200
CNX Resources Corp.*	32,948	1,109,689
Core Natural Resources, Inc.	100,000	6,974,000
Crescent Energy Co. "A"	800,000	6,880,000
Northern Oil and Gas, Inc.	160,000	4,536,000
Peabody Energy Corp.	400,000	5,368,000
		42,244,889
Financials 16.6%
Banks 8.5%
Cadence Bank	172,500	5,516,550
First BanCorp.	475,000	9,894,250
OFG Bancorp.	340,000	14,552,000
Pathward Financial, Inc.	11,236	888,992
The Bancorp, Inc.*	750,000	42,727,500
UMB Financial Corp.	35,000	3,680,600
		77,259,892
Capital Markets 0.4%
Moelis & Co. "A"	50,000	3,116,000
Financial Services 6.4%
Cantaloupe, Inc.*	2,906,284	31,940,061
Essent Group Ltd.	220,000	13,360,600
Shift4 Payments, Inc. "A"* (a)	75,000	7,433,250
Walker & Dunlop, Inc.	75,000	5,286,000
		58,019,911
Insurance 1.3%
Selective Insurance Group, Inc.	140,000	12,131,000
Health Care 12.9%
Health Care Equipment & Supplies 1.3%
Lantheus Holdings, Inc.*	145,000	11,869,700
Health Care Providers & Services 5.8%
Brookdale Senior Living, Inc.*	1,000,000	6,960,000
Molina Healthcare, Inc.*	18,000	5,362,200
Option Care Health, Inc.*	252,241	8,192,788
Owens & Minor, Inc.*	325,000	2,957,500
RadNet, Inc.*	250,000	14,227,500
Talkspace, Inc.*	5,500,000	15,290,000
		52,989,988
Life Sciences Tools & Services 0.5%
Charles River Laboratories International, Inc.*	30,000	4,551,900
Pharmaceuticals 5.3%
Avadel Pharmaceuticals PLC*	525,000	4,646,250
Axsome Therapeutics, Inc.*	60,000	6,263,400
Ligand Pharmaceuticals, Inc.*	260,000	29,556,800
Pacira BioSciences, Inc.*	300,000	7,170,000
		47,636,450

Industrials 17.3%
Aerospace & Defense 0.9%
Ducommun, Inc.*	95,000	7,849,850
Building Products 2.2%
AZEK Co., Inc.*	200,000	10,870,000
Builders FirstSource, Inc.*	80,000	9,335,200
		20,205,200
Commercial Services & Supplies 3.2%
The Brink's Co.	151,000	13,482,790
The GEO Group, Inc.*	650,000	15,567,500
		29,050,290
Construction & Engineering 0.7%
IES Holdings, Inc.*	22,281	6,600,301
Electrical Equipment 2.1%
NEXTracker, Inc. "A"*	275,000	14,951,750
Thermon Group Holdings, Inc.*	150,000	4,212,000
		19,163,750
Machinery 1.7%
Chart Industries, Inc.*	90,000	14,818,500
Professional Services 2.8%
Alight, Inc. "A"	1,700,000	9,622,000
CBIZ, Inc.*	119,349	8,558,516
Mistras Group, Inc.*	156,100	1,250,361
Science Applications International Corp.	52,862	5,952,790
		25,383,667
Trading Companies & Distributors 3.7%
FTAI Aviation Ltd.	40,000	4,601,600
Rush Enterprises, Inc. "A"	350,000	18,028,500
Titan Machinery, Inc.*	550,000	10,895,500
		33,525,600
Information Technology 8.8%
Communications Equipment 0.6%
Calix, Inc.*	100,000	5,319,000
IT Services 4.6%
Kyndryl Holdings, Inc.*	1,000,000	41,960,000
Semiconductors & Semiconductor Equipment 0.6%
Kulicke & Soffa Industries, Inc.	110,000	3,806,000
NVE Corp.	25,000	1,840,250
		5,646,250
Software 3.0%
Agilysys, Inc.*	115,000	13,183,600
Box, Inc. "A"*	275,000	9,396,750
Intapp, Inc.*	90,000	4,645,800
		27,226,150
Real Estate 4.9%
Residential REITs 0.5%
Veris Residential, Inc.	343,847	5,119,882

Retail REITs 2.2%
Agree Realty Corp.	175,000	12,785,500
Phillips Edison & Co., Inc.	200,000	7,006,000
		19,791,500
Specialized REITs 2.2%
Farmland Partners, Inc.	850,000	9,783,500
Four Corners Property Trust, Inc.	315,000	8,476,650
PotlatchDeltic Corp.	46,000	1,765,020
		20,025,170
Utilities 4.2%
Electric Utilities 3.4%
IDACORP, Inc.	100,000	11,545,000
Portland General Electric Co.	135,000	5,485,050
TXNM Energy, Inc.	250,000	14,080,000
		31,110,050
Water Utilities 0.8%
American States Water Co.	90,000	6,899,400
Total Common Stocks (Cost $556,211,650)		828,962,996

Other Investments 0.0%
Health Care 0.0%
Life Sciences Tools & Services 0.0%
OmniAb, Inc. $12.50 Earnout* (b) (c)	7,584	0
OmniAb, Inc. $15.00 Earnout* (b) (c)	7,584	0
Total Other Investments (Cost $0)		0

Securities Lending Collateral 1.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.25% (d) (e) (Cost $12,550,668)	12,550,668	12,550,668

Cash Equivalents 8.3%
DWS Central Cash Management Government Fund, 4.37% (d) (Cost $75,360,750)	75,360,750	75,360,750

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $644,123,068)	101.1	916,874,414
Other Assets and Liabilities, Net	(1.1)	(10,214,991)
Net Assets	100.0	906,659,423
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2025 are as follows:
Value ($) at 9/30/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2025	Value ($) at 6/30/2025
Securities Lending Collateral 1.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.25% (d) (e)
5,325,875	7,224,793 (f)	—	—	—	22,061	—	12,550,668	12,550,668
Cash Equivalents 8.3%
DWS Central Cash Management Government Fund, 4.37% (d)
89,504,801	144,870,032	159,014,083	—	—	1,950,428	—	75,360,750	75,360,750
94,830,676	152,094,825	159,014,083	—	—	1,972,489	—	87,911,418	87,911,418

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2025 amounted to $12,088,693, which is 1.3% of net assets.

(b)
Earnout Shares: Will vest based upon the achievement of certain volume-weighted average trading prices (VWAP) for shares of
OmniAb Inc. Earnout Shares are not transferrable until the vesting condition for the applicable tranche of Earnout Shares has been achieved.

(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2025.

REIT: Real Estate Investment Trust
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$828,962,996	$—	$—	$828,962,996
Other Investments	—	—	0	0
Short-Term Investments (a)	87,911,418	—	—	87,911,418
Total	$916,874,414	$—	$0	$916,874,414

(a)	See Investment Portfolio for additional detailed categorizations.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DSCCF-PH3